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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut           August 15, 2011
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          15
                                                           --------

Form 13F Information Table Value Total:                    $611,759
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                                  Blue Harbour Group, LP
                                                Form 13F Information Table
                                                Quarter ended June 30, 2011

COLUMN 1                    COLUMN 2 COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7   COLUMN 8
                            TITLE OF             VALUE     SHRS or   SH/  PUT/  INV   OTHR   VOTING AUTHORITY
NAME OF ISSUER               CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCR MNGRS SOLE  SHARED  NONE
-------------------------   -------- ---------  --------  ---------  ---  ----  ----- ----- ----  ------  ----
BLUE COAT SYSTEMS INC         COM    09534T508   45,545   2,083,486  SH         SOLE         x
BROADRIDGE FINL SOLUTIONS IN  COM    11133T103    9,982     414,700  SH         SOLE         x
CACI INTL INC                 COM    127190304  107,485   1,703,954  SH         SOLE         x
CHEMTURA CORP                 COM    163893209    9,818     539,427  SH         SOLE         x
CORELOGIC INC                 COM    21871D103   51,391   3,075,471  SH         SOLE         x
EMPLOYERS HOLDINGS INC        COM    292218104   30,346   1,809,550  SH         SOLE         x
FEI CO                        COM    30241L109   63,477   1,662,146  SH         SOLE         x
FTI CONSULTING INC            COM    302941109   63,884   1,683,805  SH         SOLE         x
IGATE CORP                    COM    45169U105   23,441   1,436,356  SH         SOLE         x
JACK IN THE BOX INC           COM    466367109   66,312   2,910,994  SH         SOLE         x
LIFE TECHNOLOGIES CORP        COM    53217V109    2,604      50,000  SH         SOLE         x
PHILLIPS VAN HEUSEN CORP      COM    718592108   51,198     782,000  SH         SOLE         x
PACKAGING CORP AMER           COM    695156109   23,901     853,900  SH         SOLE         x
SAVVIS INC                    COM    805423308   47,436   1,200,000  SH         SOLE         x
VALUECLICK INC                COM    92046N102   14,940     900,000  SH         SOLE         x

                                     Total:     611,759